Income Taxes - Deferred income tax assets and liabilities resulting from temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Deferred loan origination fees	$ 75	$ 94
Allowance for loan losses - Federal	485	408
State tax credits	180	825
Supplemental Executive Retirement Plan	221	216
Unrealized loss on securities available for sale	3	49
Net operating loss	639	477
Stock compensation	42	32
Depreciation	128	0
Other	84	43
Total deferred tax assets, gross	1,857	2,144
Valuation allowance	(994)	(1,413)
Total deferred tax assets, net of valuation allowance	863	731
Deferred tax liabilities:
Depreciation	0	(9)
Mortgage servicing rights	(190)	(213)
Total deferred tax liabilities	(190)	(222)
Net deferred tax asset	$ 673	$ 509